Financing Receivables (Schedule Of Allowance For Loan Losses And Loans By Impairment Methodology And Type Of Loans) (Details) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	¥ 2,704	¥ 3,279
Allowance by impairment methodology, Evaluated collectively	681	530
Total allowance for loan losses	3,385	3,809	4,389
Loans by impairment methodology, Evaluated individually	484,015	237,547
Loans by impairment methodology, Evaluated collectively	361,654	492,323
Total loans	845,669	729,870
Loans At Banks [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	14	7
Allowance by impairment methodology, Evaluated collectively	538	332
Total allowance for loan losses	552	339	783
Loans by impairment methodology, Evaluated individually	212	7
Loans by impairment methodology, Evaluated collectively	235,195	257,270
Total loans	235,407	257,277
Short-Term Secured Margin Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	10
Allowance by impairment methodology, Evaluated collectively	14	37
Total allowance for loan losses	24	37	25
Loans by impairment methodology, Evaluated individually	58,636
Loans by impairment methodology, Evaluated collectively	106,610	206,910
Total loans	165,246	206,910
Inter-Bank Money Market Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Total allowance for loan losses			5
Loans by impairment methodology, Evaluated individually	95,461	8,281
Total loans	95,461	8,281
Corporate Loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	2,680	3,272
Allowance by impairment methodology, Evaluated collectively	78	150
Total allowance for loan losses	2,758	3,422	3,576
Loans by impairment methodology, Evaluated individually	329,312	228,776
Loans by impairment methodology, Evaluated collectively	9,594	15,860
Total loans	338,906	244,636
Advances To Affiliated Companies [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated collectively	51	11
Total allowance for loan losses	51	11
Loans by impairment methodology, Evaluated individually	394	483
Loans by impairment methodology, Evaluated collectively	10,255	12,283
Total loans	¥ 10,649	¥ 12,766